Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	USFS Funds Trust
Central Index Key	0001557003
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
USFS Funds Limited Duration Government Fund | USFS Funds Limited Duration Government Fund
Risk/Return:
Trading Symbol	USLDX
USFS Funds Tactical Asset Allocation Fund | USFS Funds Tactical Asset Allocation Fund
Risk/Return:
Trading Symbol	USFSX